FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

MERIT MEDICAL SYSTEMS, INC. 401(k) PROFIT SHARING PLAN

EMPLOYER ID NO: 87-0447695 PLAN NO: 001

FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

	Identity of Issue, Borrower,	Description of Investment, Including Maturity Date,
	Lessor or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
*	Fidelity Cash Reserves	Interest Bearing Cash Funds	**	2,843
	Cohen & Steers Realty Shares	Registered Investment Company	**	1,328,845
	Dodge & Cox Income Fund Class I	Registered Investment Company	**	4,859,779
*	Fidelity Emerging Markets Fund	Registered Investment Company	**	1,585,515
*	Fidelity Emerging Markets Index	Registered Investment Company	**	1,258,139
*	Fidelity Government Money Market	Registered Investment Company	**	19,166
*	Fidelity Inflation Protected Bond Index	Registered Investment Company	**	1,085,081
*	Fidelity International Index	Registered Investment Company	**	2,591,632
*	Fidelity Mid Cap Index	Registered Investment Company	**	3,392,127
*	Fidelity Money Market	Registered Investment Company	**	4,618,631
*	Fidelity Small Cap Index	Registered Investment Company	**	2,889,726
*	Fidelity Spartan 500 Index	Registered Investment Company	**	32,204,494
	Janus Triton N	Registered Investment Company	**	2,216,712
	Massachussets Financial Services Mid Cap Value Fund; Class R4	Registered Investment Company	**	2,766,290
	Oakmark Fund; Class 1	Registered Investment Company	**	6,274,567
	T Rowe Price Mid Cap Growth Fund	Registered Investment Company	**	2,871,467
	Wasatch Small Cap Value Fund	Registered Investment Company	**	3,006,170
	Morley Stable Value Fund; Class 150	Stable Value Fund	**	2,557,809
	Schroder International Equity Trust; Class H1	Common Collective Trust Fund	**	5,027,771
	T Rowe Price Blue Chip Growth T2	Common Collective Trust Fund	**	14,345,745
	T Rowe Price Retirement 2005 Fund C	Common Collective Trust Fund	**	710,133
	T Rowe Price Retirement 2010 Fund C	Common Collective Trust Fund	**	148,635
	T Rowe Price Retirement 2015 Fund C	Common Collective Trust Fund	**	248,389
	T Rowe Price Retirement 2020 Fund C	Common Collective Trust Fund	**	2,925,590
	T Rowe Price Retirement 2025 Fund C	Common Collective Trust Fund	**	8,401,756
	T Rowe Price Retirement 2030 Fund C	Common Collective Trust Fund	**	18,552,535
	T Rowe Price Retirement 2035 Fund C	Common Collective Trust Fund	**	19,388,809
	T Rowe Price Retirement 2040 Fund C	Common Collective Trust Fund	**	13,839,115
	T Rowe Price Retirement 2045 Fund C	Common Collective Trust Fund	**	12,747,698
	T Rowe Price Retirement 2050 Fund C	Common Collective Trust Fund	**	10,753,268
	T Rowe Price Retirement 2055 Fund C	Common Collective Trust Fund	**	7,614,016
	T Rowe Price Retirement 2060 Fund C	Common Collective Trust Fund	**	4,967,411
	T Rowe Price Retirement 2065 Fund C	Common Collective Trust Fund	**	1,494,132
	Self-directed Brokerage Account	Self-directed Brokerage Account	**	8,605,447
*	Merit Medical Systems, Inc. Common Stock	Common Stock	**	42,224,320
	Total assets held for investment purposes			247,523,763

*	Notes receivable from participants	Interest rates of 4.25% to 9.5%, maturing through 2032	***	3,671,695
Total	$251,195,458

*	Party-in-interest
**	Cost information is not required for participant-directed investments and, therefore, is not included.
***	Net of $103,637 in deemed loan distributions.